Interest bearing debt, ING credit facility (Details) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($) Borrower	Jan. 31, 2023 USD ($) Borrower	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)
Credit Facility [Abstract]
Borrowing amount					$ 268,526
ING Credit Facility, $405 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount		$ 405,000
Uncommitted accordion available		$ 100,000
Number of borrowers | Borrower		10
Frequency of periodic repayment					quarterly
Debt repayment installment amount		$ 6,300
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread		1.90%			1.90% [1]
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Debt prepayment before installment term			$ 25,000	$ 42,400
Drawdown			10,000	$ 10,000
Additional Drawdown in same period			$ 15,000
ING Credit Facility, $45 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount	$ 45,000
Number of borrowers | Borrower	1
Frequency of periodic repayment					quarterly
Debt repayment installment amount	$ 750
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread	1.80%				1.80%

[1]	$72.5 mill. undrawn as of September 30, 2025